Other administrative expenses (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Administrative Expenses [Abstract]
Summary Of Information About Other Administrative Expenses

TCHF	2022	2021
Professional services	6,053	6,022
Other administrative expenses	1,694	728

Total other administrative expenses	7,747	6,750